Trade receivables, net and contract assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in Valuation Allowances for Trade Receivables and Contract Assets [Abstract]
TOTAL, NET	€ 1,038.4	€ 1,059.1
TOTAL, NET	331.8	271.8
Trade Receivables [Member]
Changes in Valuation Allowances for Trade Receivables and Contract Assets [Abstract]
Gross amount	1,189.2	1,115.1
Opening loss allowance	(56.0)	(42.1)
Change in expected credit loss	1.6	(0.7)
Increase in loss allowance	(25.9)	(10.2)
Used allowance reversals	1.1	3.4
Unused allowance reversals	4.0	4.1
Effects of foreign exchange and other	(4.8)	1.8
Other	(70.8)	(12.3)
Closing loss allowance	(150.8)	(56.0)
TOTAL, NET	1,038.4	1,059.1
Contract Assets [Member]
Changes in Valuation Allowances for Trade Receivables and Contract Assets [Abstract]
Gross amount	332.1	271.8
Opening loss allowance	0.0	0.0
Change in expected credit loss	(0.3)	0.0
Increase in loss allowance	0.0	0.0
Used allowance reversals	0.0	0.0
Unused allowance reversals	0.0	0.0
Effects of foreign exchange and other	0.0	0.0
Other	0.0	0.0
Closing loss allowance	(0.3)	0.0
TOTAL, NET	€ 331.8	€ 271.8